Business segment information - Adjustment items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments
Business segment information
Net operating income	$ (2,066)	$ (15,890)	$ (2,050)
Adjustments - Inventory valuation effect
Business segment information
Net operating income	(694)	531	1,532
Adjustments - Effect of changes in fair value
Business segment information
Net operating income	12	1,138	(194)
Adjustments - Restructuring charges
Business segment information
Net operating income	(56)	(55)	(315)
Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(2,297)	(15,759)	(932)
Adjustments - Asset impairment and provisions charges | Russia
Business segment information
Net operating income		(14,756)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	2,047	1,450	(1,726)
Adjustments - Gains (losses) on disposals of assets | Canada and Germany
Business segment information
Net operating income	2,047
Adjustments - Gains (losses) on disposals of assets | PetroCedeno
Business segment information
Net operating income			(1,379)
Adjustments - Other items
Business segment information
Net operating income	(1,078)	(3,195)	(415)
Adjustments - Other items - revaluation of previously held interest in Total Eren
Business segment information
Net operating income	388
Adjustments - Other items - impacts of European solidarity contribution, contribution on inframarginal annuity in France and devaluation of Argentine peso
Business segment information
Net operating income	(1,466)
Adjustments - Other items - windfall taxes levied by governments
Business segment information
Net operating income		(1,700)
Adjustments - Other items - consequence of conflict in Ukraine
Business segment information
Net operating income		(1,000)
Adjustments - Other items - provisions for onerous contracts
Business segment information
Net operating income		(500)
Exploration & Production | Adjustments
Business segment information
Net operating income	(1,036)	(12,371)	(2,395)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Net operating income			(75)
Exploration & Production | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(926)	(11,157)	(518)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	431		(1,726)
Exploration & Production | Adjustments - Other items
Business segment information
Net operating income	(541)	(1,214)	(76)
Integrated LNG | Adjustments
Business segment information
Net operating income	(798)	(4,580)	(53)
Integrated LNG | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(547)	340	254
Integrated LNG | Adjustments - Restructuring charges
Business segment information
Net operating income			(8)
Integrated LNG | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(124)	(4,460)	(291)
Integrated LNG | Adjustments - Other items
Business segment information
Net operating income	(127)	(460)	(8)
Integrated Power | Adjustments
Business segment information
Net operating income	(173)	2,070	(697)
Integrated Power | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	559	798	(448)
Integrated Power | Adjustments - Restructuring charges
Business segment information
Net operating income	(5)	(41)	(16)
Integrated Power | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(773)	(21)	(41)
Integrated Power | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income		1,450
Integrated Power | Adjustments - Other items
Business segment information
Net operating income	46	(116)	(192)
Refining & Chemicals | Adjustments
Business segment information
Net operating income	(1,275)	(653)	1,105
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(586)	337	1,296
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Net operating income	(51)		(118)
Refining & Chemicals | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(359)		(42)
Refining & Chemicals | Adjustments - Other items
Business segment information
Net operating income	(279)	(990)	(31)
Marketing & Services | Adjustments
Business segment information
Net operating income	1,300	6	111
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(108)	194	236
Marketing & Services | Adjustments - Restructuring charges
Business segment information
Net operating income		(14)	(44)
Marketing & Services | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(115)	(112)	(40)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	1,616
Marketing & Services | Adjustments - Other items
Business segment information
Net operating income	(93)	(62)	(41)
Corporate | Adjustments
Business segment information
Net operating income	(84)	(362)	(121)
Corporate | Adjustments - Restructuring charges
Business segment information
Net operating income			(54)
Corporate | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income		(9)
Corporate | Adjustments - Other items
Business segment information
Net operating income	$ (84)	$ (353)	$ (67)